Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ mm)(5)	Adjusted Net Income ($ mm)(6)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2025	19,337,548	15,896,377	12,925,990	9,775,184	119	96	987	1,002
2024	14,902,423	13,673,151	8,465,668	6,792,570	—	—	953	714

Company Selected Measure Name	Normalized Net Income
Named Executive Officers, Footnote	Reflects the total compensation reported in the Summary Compensation Table for our PEO, our Chief Executive Officer, Mr. Smith, for the applicable fiscal year.
Peer Group Issuers, Footnote	“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the S&P Composite 1500 Food
Products index. The total dollar amounts included represent the value at the end of the applicable year of a hypothetical $100 investment in shares of the Company as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be January 28, 2025, the day on which Smithfield Foods started publicly trading.
(5)The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 19,337,548	$ 14,902,423
PEO Actually Paid Compensation Amount	$ 15,896,377	13,673,151
Adjustment To PEO Compensation, Footnote	Represents the “compensation actually paid” to our PEO and the average paid to our Non-PEO NEOs for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or any Non-PEO NEOs for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s and Non-PEO NEOs’
total compensation, for the applicable fiscal year, to determine the CAP:

	PEO		Average Non-PEO NEOs
	2024	2025	2024	2025
Summary Compensation Table Total	$14,902,423	$19,337,548	$8,465,668	$12,925,990
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table for applicable fiscal year	$0	$(4,550,112)	$0	$(2,624,454)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table for the applicable fiscal year	$0	$(2,716,705)	$0	$(1,674,820)

Increase based on ASC 718 fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined as of the applicable fiscal year end	$0	$5,608,711	$0	$3,739,143
Increase based on ASC 718 fair value of awards granted during the applicable fiscal year that vested during the applicable fiscal year, determined as of the vesting date	—	—	—	—
Increase/deduction for awards granted during the prior fiscal year that were outstanding and unvested as of the applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	—	—	—	—
Increase/deduction for awards granted during prior fiscal year end that vested during the applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year vesting date	—	—	—	—
Deduction of ASC 718 fair value of awards granted during the prior fiscal year that were forfeited during applicable fiscal year, determined as of prior fiscal year end	—	—	—	—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(1,630,365)	$(2,245,908)	$(1,837,579)	$(2,862,512)
Increase for the Service Cost attributable to services rendered during the applicable fiscal year	$401,093	$462,843	$164,481	$271,837
Compensation Actually Paid	$13,673,151	$15,896,377	$6,792,570	$9,775,184

Non-PEO NEO Average Total Compensation Amount	$ 12,925,990	8,465,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,775,184	6,792,570
Adjustment to Non-PEO NEO Compensation Footnote	Represents the “compensation actually paid” to our PEO and the average paid to our Non-PEO NEOs for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or any Non-PEO NEOs for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s and Non-PEO NEOs’
total compensation, for the applicable fiscal year, to determine the CAP:

	PEO		Average Non-PEO NEOs
	2024	2025	2024	2025
Summary Compensation Table Total	$14,902,423	$19,337,548	$8,465,668	$12,925,990
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table for applicable fiscal year	$0	$(4,550,112)	$0	$(2,624,454)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table for the applicable fiscal year	$0	$(2,716,705)	$0	$(1,674,820)

Increase based on ASC 718 fair value of awards granted during the applicable fiscal year that remain unvested as of the applicable fiscal year end, determined as of the applicable fiscal year end	$0	$5,608,711	$0	$3,739,143
Increase based on ASC 718 fair value of awards granted during the applicable fiscal year that vested during the applicable fiscal year, determined as of the vesting date	—	—	—	—
Increase/deduction for awards granted during the prior fiscal year that were outstanding and unvested as of the applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	—	—	—	—
Increase/deduction for awards granted during prior fiscal year end that vested during the applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year vesting date	—	—	—	—
Deduction of ASC 718 fair value of awards granted during the prior fiscal year that were forfeited during applicable fiscal year, determined as of prior fiscal year end	—	—	—	—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	$(1,630,365)	$(2,245,908)	$(1,837,579)	$(2,862,512)
Increase for the Service Cost attributable to services rendered during the applicable fiscal year	$401,093	$462,843	$164,481	$271,837
Compensation Actually Paid	$13,673,151	$15,896,377	$6,792,570	$9,775,184

Compensation Actually Paid vs. Total Shareholder Return	The following chart provides a graphic depiction of the relationships between (A) CAP to the PEO and the average
CAP to the Non-PEO NEOs for fiscal year 2024 and fiscal year 2025 and (B) the Company’s cumulative TSR and the
S&P Composite 1500 Food Products index cumulative TSR for the portion of fiscal year 2025 during which the
Company was publicly traded following its IPO on January 28, 2025.

Compensation Actually Paid vs. Net Income	The following chart provides a graphic depiction of the relationships between (A) CAP to the PEO and the average
CAP to the Non-PEO NEOs and (B) the Company’s Net Income, in each case for fiscal year 2025 and fiscal year
2024.

Compensation Actually Paid vs. Company Selected Measure	The following chart provides a graphic depiction of the relationships between (A) CAP to the PEO and the average
CAP to the Non-PEO NEOs and (B) the Company’s selected measure, Normalized Net Income, in each case, for fiscal year 2025 and fiscal year 2024.

Total Shareholder Return Vs Peer Group	The following chart provides a graphic depiction of the relationships between (A) CAP to the PEO and the average
CAP to the Non-PEO NEOs for fiscal year 2024 and fiscal year 2025 and (B) the Company’s cumulative TSR and the
S&P Composite 1500 Food Products index cumulative TSR for the portion of fiscal year 2025 during which the
Company was publicly traded following its IPO on January 28, 2025.

Tabular List, Table	(1) Normalized Net Income (2) Total Meat Sales Volume (3) Segment Profit (for the applicable business segment)
Total Shareholder Return Amount	$ 119	0
Peer Group Total Shareholder Return Amount	96	0
Net Income (Loss)	$ 987,000,000	$ 953,000,000
Company Selected Measure Amount	1,002,000,000	714,000,000
PEO Name	Mr. Smith
Additional 402(v) Disclosure	Reflects the average total compensation reported in the Summary Compensation Table for our Non-PEO NEOs, Messrs. Hall, France, Watts, and Sutton, for the applicable fiscal year.
Gain (Loss) on Disposition of Asset	$ 2,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized Net Income
Non-GAAP Measure Description	“Normalized Net Income” is a metric we use for incentive compensation purposes only that excludes from net income certain non-current asset disposal gains or losses. For 2025, Normalized Net Income excluded $2.2 million of gains on sales of certain or our hog farms in Missouri, net of taxes.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Meat Sales Volume
Measure:: 3
Pay vs Performance Disclosure
Name	Segment Profit
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,245,908)	$ (1,630,365)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,843	401,093
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,608,711	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,550,112)	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,716,705)	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,862,512)	(1,837,579)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,837	164,481
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,739,143	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,624,454)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,674,820)	$ 0